UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gruss & Co. Inc.
Address: 667 Madison Avenue
         New York, NY  10021

13F File Number:  28-05569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
Title:     Vice President
Phone:     212-688-1500

Signature, Place, and Date of Signing:

      /s/  Howard Guberman     New York, NY     August 09, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $107,168 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOLIV INC                    COM              052800109     1703    40364 SH       SOLE    01              40364        0        0
BARRICK GOLD CORP              COM              067901108     1505    76202 SH       SOLE    01              76202        0        0
BAXTER INTL INC                COM              071813109      345    10000 SH       SOLE    01              10000        0        0
CAESARS ENTMT INC              COM              127687101     1050    70000 SH       SOLE    01              70000        0        0
CANADIAN SUPERIOR ENERGY INC   COM              136644101       77    50000 SH       SOLE    01              50000        0        0
COVANCE INC                    COM              222816100      725    18800 SH       SOLE    01              18800        0        0
DEAN FOODS CO NEW              COM              242370104     5708   153000 SH       SOLE    01             153000        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1732    39000 SH       SOLE    01              39000        0        0
EARTHLINK INC                  COM              270321102      259    25000 SH       SOLE    01              25000        0        0
FEDDERS CORP                   COM NEW          313135501        1      300 SH       SOLE    01                300        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102      319    20000 SH       SOLE    01              20000        0        0
GARTNER INC                    COM              366651107     2948   223000 SH       SOLE    01             223000        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    22714   547861 SH       SOLE    01             547861        0        0
HALLIBURTON CO                 COM              406216101     4504   148856 SH       SOLE    01             148856        0        0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300      212    20000 SH       SOLE    01              20000        0        0
HCA INC                        COM              404119109      416    10000 SH       SOLE    01              10000        0        0
HONEYWELL INTL INC             COM              438516106    17259   471176 SH       SOLE    01             471176        0        0
ISHARES INC                    MSCI HONG KONG   464286871      507    50000 SH       SOLE    01              50000        0        0
ISHARES INC                    MSCI JAPAN       464286848     2124   200000 SH       SOLE    01             200000        0        0
J P MORGAN CHASE & CO          COM              46625H100     5025   129600 SH       SOLE    01             129600        0        0
KANEB SERVICES LLC             COM              484173109     1072    38000 SH       SOLE    01              38000        0        0
KING PHARMACEUTICALS INC       COM              495582108      601    52500 SH       SOLE    01              52500        0        0
MACK CALI RLTY CORP            COM              554489104      228     5500 SH       SOLE    01               5500        0        0
MOTOROLA INC                   COM              620076109    17892   980400 SH       SOLE    01             980400        0        0
NABORS INDUSTRIES LTD          SHS              G6359F103     1131    25000 SH       SOLE    01              25000        0        0
NORANDA INC                    COM              655422103     1374    80000 SH       SOLE    01              80000        0        0
NTN COMMUNUNICATIONS INC       COM NEW          629410309        3     1044 SH       SOLE    01               1044        0        0
PARK OHIO HLDGS CORP           COM              700666100      826    70000 SH       SOLE    01              70000        0        0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408      281    10000 SH       SOLE    01              10000        0        0
PRIDE INTL INC DEL             COM              74153Q102     1020    59600 SH       SOLE    01              59600        0        0
PROQUEST COMPANY               COM              74346P102      136     5000 SH       SOLE    01               5000        0        0
SCUDDER NEW ASIA FD INC        COM              811183102      719    56400 SH       SOLE    01              56400        0        0
SEQUA CORPORATION              CL A             817320104     2072    35431 SH       SOLE    01              35431        0        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109      514    50000 SH       SOLE    01              50000        0        0
SOUTHERN UN CO NEW             COM              844030106      217    10300 SH       SOLE    01              10300        0        0
SUNCOR ENERGY INC              COM              867229106     2241    87500 SH       SOLE    01              87500        0        0
TOOTSIE ROLL INDS INC          COM              890516107      251     7725 SH       SOLE    01               7725        0        0
UNITED INDL CORP               COM              910671106      934    40000 SH       SOLE    01              40000        0        0
UTSTARCOM INC                  COM              918076100      151     5000 SH       SOLE    01               5000        0        0
VARCO INTL INC DEL             COM              922122106      746    34074 SH       SOLE    01              34074        0        0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100     4997   226120 SH       SOLE    01             226120        0        0
WIMM BILL DANN FOODS OJSC      SPONSORED ADR    97263M109      349    25000 SH       SOLE    01              25000        0        0
XANSER CORP                    COM              98389J103      280   114000 SH       SOLE    01             114000        0        0